Loans and financings	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Loans and financings

24	Loans and financings

Accounting policy

Loans and financings are recognized initially at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost, unless they are designated as fair value option, if necessary to eliminate the accounting mismatch that would arise if amortized cost were used. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement as interest expense over the period of the loans using the effective interest rate method, except for the loans measured at fair value.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs.

To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

(a)	Composition

				2021	2020
Type	Average interest rate	Current	Non-current	Total	Total
Eurobonds – USD	Fixed + 5.73%	20,081	1,318,253	1,338,334	1,338,972
BNDES	TJLP + 2.82 % SELIC + 3.10 % TLP - IPCA + 5.46%	18,721	197,080	215,801	179,828
Export credit notes	LIBOR + 1.54% 134.20 % CDI 115.55% CDI	1,466	133,611	135,077	234,221
Term loans	LIBOR + 1.27 % Fixed + 8.49%	-	-	-	213,735
Debentures	107.5 % CDI	4,916	-	4,916	10,388
Other		1,529	3,658	5,187	47,170
		46,713	1,652,602	1,699,315	2,024,314

Current portion of long-term loans and financings (principal)		19,276
Interest on loans and financings		27,437

(b)	Loans and financing transactions during the year ended on December 31, 2021

Prepayment of debts

On January 22, 2021, the Company prepaid the outstanding principal of an Export Credit Note in Brazil in the amount of BRL 250,000 thousand, with accrued interest of BRL 12,905 thousand (a total of approximately USD 51,105).

On June 23, 2021, the Company prepaid the outstanding principal of an Export Credit Note in Brazil in the amount of BRL 245,000 thousand, with accrued interest of BRL 2,974 thousand (a total of approximately USD 50,077).

On June 28, 2021, the Company prepaid the outstanding principal of a Credit Facility in the amount of USD 42,969, with accrued interest of USD 294.

On July 09, 2021, NEXA PERU prepaid the outstanding principal of a term loan it had with a global financial institution in the amount of BRL 477,000 thousand (approximately USD 90,512), with accrued interest of BRL 12,592 thousand (approximately USD 2,389). The contracted cross-currency swap associated with this debt, as explained in note 16 (b), was also unwound in the amount of USD 12,398.

On July 28, 2021, the Company prepaid the outstanding principal of a Loan Facility in the amount of USD 80,000, with accrued interest of USD 211.

BNDES disbursements

In relation to the loan agreement subscribed in July 2020 between NEXA, through its subsidiary Dardanelos, and the Brazilian Economic and Social Bank (“BNDES”), to finance the ongoing construction of the Aripuanã project, during the second quarter of 2021, the Company drew down the following amounts:

a. On May 28, 2021, BRL 160,000 thousand (approximately USD 30,608); and

b. On June 18, 2021, BRL 101,300 thousand (approximately USD 20,136).

Of the total facility of BRL 750,000 thousand approved by BNDES, the Company has drawn down BRL 736,300 thousand (BRL 261,300 thousand in 2021; and, BRL 475,000 thousand in 2020) which corresponds to approximately USD 140,000 (USD 50,744 in 2021; and, USD 87,664 in 2020). This loan is guaranteed by NEXA BR and NEXA and was contracted at a cost of TLP (“Taxa a longo prazo” or “Long term rate”) + 3.39%, with a maturity date in 2040.

(c)	Changes in the year

	2021	2020
Balance at the beginning of the year	2,024,314	1,508,557
New loans and financings	59,771	1,296,496
Debt issue costs	(178)	(9,921)
Payments of loans and financings	(251,044)	(542,983)
Prepayment of fair value debt – note 24 (b)	(90,512)	-
Bonds repurchase	-	(214,530)
Foreign exchange effects	(21,066)	(45,295)
Changes in fair value of financing liabilities related to changes in the Company´s own credit risk (i)	5,066	787
Fair value of loans and financings (ii) - note 10	(10,784)	8,058
Write off of fair value of loans and financings (iii) - note 10	(8,596)	-
Interest accrual	113,456	107,532
Premium paid on bonds repurchase – note 10	-	(14,481)
Interest paid on loans and financings	(121,112)	(69,906)
Balance at the end of the year	1,699,315	2,024,314

(i)	On June 30, 2021, NEXA had two debt contracts measured at fair value through profit or loss, of which one was prepaid in July 2021. In 2021, the Company’s credit risk decreased, in comparison to 2020, mainly due to the normalization of its operations, with a consequent increase in the fair value of these debts in USD 5,066 (USD 5,188 related to the term loan in NEXA PERU which was prepaid as mentioned above, partially compensated by USD 122 related to a Brazilian Export Credit Note which is the only fair value debt outstanding as of December 31, 2021).
(ii)	During the year, the Company recognized a gain in the income statement of USD 10,784 related to the fair value adjustment of the two debts mentioned above, composed by a gain of USD 12,228 on the term loan already prepaid and a loss of USD 1,444 on the Export Credit Note.
(iii)	As mentioned above, on July 9, the Company prepaid its term loan debt, together with the respective SWAP contract. The carrying amount of the debt at the date of prepayment was USD 102,042 and the amount paid was USD 92,902 resulting in a gain of USD 9,140, of which USD 8,596 was included in other financial items, net – fair value of loans and financings and USD 544 was included in Other financial items – foreign exchange.

(d)	Maturity profile

							2021
	2022	2023	2024	2025	2026	As from 2027	Total
Eurobonds – USD	20,081	126,370	-	-	-	1,191,883	1,338,334
BNDES	18,721	21,381	22,336	21,429	19,216	112,718	215,801
Export credit notes	1,466	-	-	133,611	-	-	135,077
Debentures	4,916	-	-	-	-	-	4,916
Other	1,529	461	35	451	451	2,260	5,187
	46,713	148,212	22,371	155,491	19,667	1,306,861	1,699,315

(e)	Analysis by currency

			2021	2020
	Current	Non-current	Total	Total
USD	20,281	1,406,681	1,426,962	1,569,942
BRL	25,073	245,498	270,571	451,634
Other	1,359	423	1,782	2,738
	46,713	1,652,602	1,699,315	2,024,314

(f)	Analysis by index

			2021	2020
	Current	Non-current	Total	Total
Fixed rate	21,530	1,318,717	1,340,247	1,456,090
LIBOR	248	88,429	88,677	230,574
TLP	8,559	161,765	170,324	132,280
BNDES SELIC	6,613	23,067	29,680	30,683
CDI	6,134	45,182	51,316	156,683
TJLP	3,629	15,442	19,071	17,962
Other	-	-	-	42
	46,713	1,652,602	1,699,315	2,024,314

(g)	Guarantees and covenants

The Company has loans and financings that are subject to certain financial covenants at the consolidated level which are measured annually and semiannually, as required by the debt contracts. These financial covenants include the: (i) leverage ratio; (ii) capitalization ratio; and, (iii) debt service coverage ratio. When applicable, these compliance obligations are standardized for all debt agreements. As of December 31, 2021, the Company was in compliance with all its financial covenants. There were no changes to the contractual guarantees provided by the Company during the year and as of December 31, 2021.